EVENT SUBSEQUENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT

NOTE 10 - EVENT SUBSEQUENT TO JUNE 30, 2023:

On July 25, 2023, the Company completed a registered direct offering to existing shareholders of 1,301,923 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant), for gross proceeds of approximately $1.8 million, before deducting offering expenses of approximately $0.4 million.

In connection with this offering, the Company also agreed with the investors in this offering on the following:

(i)	To reduce the exercise price to $1.80 per ADS to the following existing warrants: (i) warrants originally issued on May 11, 2022, and subsequently amended on April 3, 2023, to purchase up to an aggregate of 330,106 ADSs at an exercise price of $4.75 per ADS, (ii) warrants issued on December 6, 2022, to purchase up to an aggregate of 971,817 ADSs at an exercise price of $4.6305 per ADS, and (iii) warrants issued on April 3, 2023, to purchase up to an aggregate of 1,500,000 ADSs at an exercise price of $4.00 per ADS.
(ii)	Warrants issued on April 3,2023, to purchase 1,500,000 ADSs, will be exercised at a reduced exercise price of $1.35 per ADS, for gross proceeds of $2 million. New unregistered private warrants to purchase up to 1,500,000 ADSs will be granted to the same investor. The new warrants have an exercise price of $1.80 per ADS, are exercisable 6 months after the issuance date and have a term of 5 years.

As part of the offering, the Company has issued to the placement agent warrants to purchase up to 78,115 ADSs with an exercise price of $1.6875 per ADS, exercisable for 5 years.

All the warrants may be exercised either for cash or on a cashless basis.

NOTE 27 - EVENTS SUBSEQUENT TO DECEMBER 31, 2022:

a.	On February 2, 2023, the Company and RedHill Inc. have reached an agreement with HCRM resulting in the extinguishment of all of RedHill Inc. debt obligations (including all principal, interest, revenue interest, prepayment premiums and exit fees) under the Credit Agreement in exchange for the transfer of its rights in Movantik® to Movantik Acquisition Co., an affiliate of HCRM. HCRM will assume substantially all post-closing liabilities, and RedHill Inc. will retain substantially all pre-closing liabilities relating to Movantik®. As part of the parties' arrangement, and to ensure continuous patient care, RedHill Inc. will provide HCRM with paid transition services for up to 12 months. HCRM will retain security interests in certain of the Company’s assets until substantially all pre-closing liabilities relating to Movantik® have been paid or other specific conditions are met. Following the sale of the rights to Movantik®, the $16 million held as restricted cash under the Credit Agreement was deposited into an escrow account to pay pre-closing liabilities related to Movantik®. See also notes 15(5) and 15(6).
b.	On March 23, 2023, the Company implemented a ratio change of the Company's ADSs to its non-traded ordinary shares from ratio of 1 ADS representing 10 ordinary shares to a new ratio of 1 ADS representing 400 ordinary shares.
c.	On April 3, 2023, the Company completed a Registered Direct Offering with gross proceeds to the Company of approximately $6 million, before deducting offering expenses of approximately $0.6 million. The offering consisted of 1,500,000 ADSs (or ADS equivalent) as well as granted (i) unregistered private warrants to purchase up to 1,500,000 ADSs. The warrants have an exercise price of $4.75 per ADS, are exercisable immediately after the issuance date and have a term of 5 years. (ii) unregistered private warrants to purchase up to 1,500,000 ADSs. The warrants have an exercise price of $4.00 per ADS, are exercisable immediately after the issuance date and have a term of 9 months. The Company also has agreed that certain existing warrants to purchase up to an aggregate of 330,106 ADSs at an exercise price of $59.20 per ADS ($1.48 per ADS prior to the ratio change describes in note 27 (b) above) and a termination date of November 11, 2027, were amended, so that the amended warrants have a reduced exercise price of $4.75 per share and a termination date of 5 years following the closing of the offering. In addition, the Company has agreed to issue to the Placement Agent, warrants to purchase up to 90,000 ADSs with an exercise price of $5.00 per share and exercisable for 5 years. All the warrants may be exercised either for cash or on a cashless basis.